UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31st, 1999

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: William Harris Investors, Inc.
Address: 2 North LaSalle Street, Suite 400
	 Chicago, IL 60602

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   02/11/00

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

										Voting Authority
		Title of		Value	Shares/	Sh/	Put/	Invstmt	Other
NameofIssuer	Class	CUSIP(x$1000)Prn AmtPr	Cal	Dscret	Mgr	SoleSharedNone
1AC NIELSEN 	COM	004833109	"1,724"	"70,000"	SH		Defined	01 		"70,000"
2ABACAN RESOURCE CORP	COM	002919108	7	"78,000"	SH		Sole			"78,000"
3ACXIOM	COM	005125109	"2,400"	"100,000"	SH		Defined	01 		"100,000"
4ADSTAR.COM, INC"	COM	00737P104	422	"140,559"	SH		Sole			"140,559"
5AIMGLOBAL TECH CO, INC"	COM	00900n100	350	"59,000"	SH		Sole			"59,000"
6AIR EXPRESS INTL CORP	COM	009104100	"5,293"	"163,803"	SH		Sole			"163,803"
7				"2,843"	"88,000"	SH		Defined	01 		"88,000"
8APTARGROUP, INC"	COM	038336103	"7,410"	"294,938"	SH		Sole			"294,938"
9ARCHSTONE COMMUNITIES TR	COM	039581103	"6,089"	"297,029"	SH		Sole			"297,029"
10ASTRO COMM	COM	046376109	"2,938"	"1,958,566"	SH		Sole			"1,958,566"
11AUTOINFO, INC"	COM	052777109	5	"65,000"	SH		Sole			"65,000"
12AXYS PHARMACEUTICALS, INC"	COM	054635107	299	"73,600"	SH		Sole			"73,600"
13 			713	"175,500"	SH		Defined	01 		"175,500"
14BHA GROUP HOLDINGS	CL A	055446108	"1,155"	"146,677"	SH		Defined	01"146,677"
15BIO-TECH GEN'L CORP	COM	090578105	152	"10,000"	SH		Sole			"10,000"
16BRITISH BIO-TECHNOLOGY	COM	g1513p113	689	"1,531,260"	SH		Sole			"1,531,260"
17  		381	"847,640"	SH		Defined	01 		"847,640"
18BURLINGTON RESOURCES INC"	COM122014103	"1,785""54,000"SH	Defined	01"54,000"
19CADIZ LAND CO	COM	127549103	"2,666"	"280,590"	SH		Sole			"280,590"
20CAREY INTERNATIONAL, INC"	COM	141750109	609	"25,000"	SH		Defined	01"25,000
21CHART HOUSE ENTPRS COM	160902102	"1,768"	"398,400"	SH		Defined	01"398,400
22CHECKPOINT SYS, INC"	COM	162825103	"3,422"	"335,900"	SH		Sole			"335,900
23CHEMFAB CORP	COM	16361L102	703	"45,000"	SH		Sole			"45,000"
24CHIEFTAIN INTL, INC"	COM	16867C101	"1,071"	"62,100"	SH		Defined	01"62,100
25COMPLETE MANAGEMENT, INC"	COM	20452C104	0	"178,827"	SH		Sole			"178,827
26COMPLETE WELLNESS CTRS, INC"	WT	20452H111	10	"14,000"	SH		Sole			"14,000
27COMPUTRAC, INC"	COM	205620107	349	"465,300"	SH		Sole			"465,300"
28CONCORD EFS, INC"	COM	206197105	"3,862"	"150,000"	SH		Defined	01	"150,000"
29CURATIVE HEALTH SERVICES	COM	231264102	720	"92,900"	SH		Sole			"92,900"
30CYGNUS, INC"	COM	232560102	182	"10,000"	SH		Sole			"10,000"
31DELPHI FINANCIAL GROUP, INC"	CL A	247131105	765	"25,505"	SH		Sole"25,505"
32ECI TELECOM LTD	COM	268258100	"3,746"	"118,450"	SH		Sole			"118,450"
33   	"6,278"	"198,500"	SH		Defined	01 		"198,500"
34ELDORADO BANCSHARES INC	COM	28467W106	"1,612"	"150,000"	SH		Sole	"150,000
35ESCO ELECTRONICS CORP	COM	269030102	"1,006"	"86,500"	SH		Sole			"86,500"
36				"1,459"	"125,500"	SH		Defined	01 		"125,500"
37FASTENAL	COM	311900104	"1,348"	"30,000"	SH		Defined	01 		"30,000"
38FIND SVP, INC"	COM	317718302	104	"51,000"	SH		Sole			"51,000"
39FIRST UN CORP	COM	337358105	"2,339"	"71,000"	SH		Defined	01 		"71,000"
40FOREST CITY ENT, INC CL A"COM	345550107	"13,495""481,962"	SH	Sole"481,962
41				"2,604"	"93,000"	SH		Defined	01 		"93,000"
42FOREST CITY ENT, INC CL B"	COM	345550305	"9,319"	"305,530"	SH		Sole"305,530
43				"1,821"	"59,700"	SH		Defined	01 		"59,700"
44FRANKLIN ELECTR PUBLISHERS, IN"	COM	353515109	86	"14,500"	SH		Sole"14,500
45GELTEX PHARM COM	368538104"1,407"	"109,800"	SH		Defined	01"109,800"
46GENE LOGIC, INC "	COM	368689105	"2,607"	"98,361"	SH		Sole			"98,361"
47GENERAL MOTORS CORP	CL H	370442832	"3,777"	"39,345"	SH		Sole			"39,345"
48GENTA, INC"	COM	37245M207	187	"29,000"	SH		Sole			"29,000"
49GENZYME CORP	COM	372917104	"8,278"	"183,948"	SH		Sole			"183,948"
50				"4,500"	"100,000"	SH		Defined	01 		"100,000"
51GENZYME CORP - TISSUE REPAIR	COM	372917401	333	"115,656"	SH		Sole"115,656
52				881	"306,314"	SH		Defined	01 		"306,314"
53GENZYME MOLECULAR ONCOLOGY	COM	372917500	269	"38,419"	SH		Sole			"38,419
54				76	"10,805"	SH		Defined	01 		"10,805"
55GENZYME SURGICAL PRODUCTS	COM	372917609	534	"91,898"	SH		Sole			"91,898"
56				104	"17,901"	SH		Defined	01 		"17,901"
57GENZYME TRANSGENICS CORP	COM	37246E105	"4,473"	"354,300"	SH	Sole"354,300"
58				"1,483"	"117,500"	SH		Defined	01 		"117,500"
59GRAHAM CORP	COM	384556106	133	"20,100"	SH		Sole			"20,100"
60HEAVENLYDOOR.COM, INC"	COM	42248Q106	639	"173,373"	SH		Sole			"173,373"
61HOMESTEAD VLG PPTYS, INC"	COM	437851108	"1,197"	"563,374"	SH	Sol		"563,374
62HUBBELL, INC"	CL B	443510201	994	"36,462"	SH		Defined	01 		"36,462"
63IFR SYSTEMS, INC"	COM	449507102	302	"30,000"	SH		Sole			"30,000"
64				"1,087"	"108,000"	SH		Defined	01 		"108,000"
65ILEX ONCOLOGY INC	COM	451923106	"1,648"	"68,300"	SH		Defined	01 		"68,300"
66IMMUNEX CORP	COM	452528102	"4,752"	"43,400"	SH		Sole			"43,400"
67				"9,198"	"84,000"	SH		Defined	01 		"84,000"
68INTERTAN	COM	461120107	705	"27,000"	SH		Sole			"27,000"
69				"6,534"	"250,100"	SH		Defined	01 		"250,100"
70KNIGHT TRANSPORTATION	COM	499064103	694	"40,500"	SH		Defined	01 		"40,500"
71LASON, INC."	COM	51808R107	550	"50,000"	SH		Defined	01 		"50,000"
72LEGGETT & PLATT, INC	CO	 524660107"2,465""115,000	S		Defined01 "115,000"
73LITTLE SWITZERLAND	COM	537528101	196	"348,100"	SH		Sole			"348,100"
74NFO	COM	62910N108	447	"20,000"	SH		Defined	01 		"20,000"
75OLD REPUBLIC INTL, INC"	COM	680223104	"1,367"	"100,316"	SH		Sole	"100,316"
76OMNICARE, INC"	COM	681904108	"1,212"	"101,000"	SH		Sole			"101,000"
77				"4,140"	"345,000"	SH		Defined	01 		"345,000"
78ORTHOFIX INTL N V	COM	N6748L102	"2,024"	"141,400"	SH		Sole			"141,400"
79				"2,014"	"140,700"	SH		Defined	01 		"140,700"
80PACIFIC CENTURY FIN'L CORPCO	694058108	"1,803""96,496"	SHSole		"96,496"
81PACIFIC GATEWAY PPTYS	COM	694330101	207	"20,700"	SH		Sole			"20,700"
82PENTEGRA DENTAL GROUP	COM	709637102	13	"10,680"	SH		Sole			"10,680"
83PENTON MEDIA	COM	709668107	"31,053"	"1,293,859"	SH		Sole			"1,293,859
84PETSMART	COM	716768106	46	"8,000"	SH		Sole			"8,000"
85				"1,869"	"325,000"	SH		Defined	01 		"325,000"
86PITTSTON BAX GROUP	COM	725701882	221	"20,800"	SH		Sole			"20,800"
87				276	"26,000"	SH		Defined	01 		"26,000"
88PITTWAY CORP	COM	725790109	"72,799"	"1,615,517"	SH		Sole			"1,615,517"
89PITTWAY CORP CL A	COM	725790208	"96,470"	"2,152,748"	SH		Sole			"2,152,748
90PLAYCORE, INC"	COM	72811G102	309	"38,000"	SH		Defined	01 		"38,000"
91PRENTISS PPTYS TR	COM	740706106	214	"10,000"	SH		Sole			"10,000"
92PROLOGIS TRUST	COM	743410102	"8,166"	"424,204"	SH		Sole			"424,204"
93				"1,925"	"100,000"	SH		Defined	01 		"100,000"
94PROTEIN DESIGN LABS	COM	74369L103	"1,283"	"18,335"	SH		Sole			"18,335"
95				"13,307"	"190,100"	SH		Defined	01 		"190,100"
96PUERTO RICAN CEMENT INC"COM745075101	"2,383""70,100"	SH	Defined01"70,100
97RADIANCE MEDICAL SYS COM	750241101	"2,960"	"599,571"	SH		Sole			"599,571"
98REGENCY REALTY CORP	COM	758939102	"1,789"	"89,472"	SH		Sole			"89,472"
99REGIS CORP	COM	758932107	944	"50,000"	SH		Defined	01 		"50,000"
100RIBOZYME PHARM, INC"	COM	762567105	136	"13,000"	SH		Sole			"13,000"
101RIDDELL SPORTS	COM	765670104	478	"139,100"	SH		Defined	01 		"139,100"
102RIVIERA TOOL CO	COM	769648106	717	"185,009"	SH		Sole			"185,009"
103ROUSE CO	COM	779273101	807	"38,000"	SH		Defined	01 		"38,000"
104SCAN SOURCE	COM	806037107	"2,028"	"50,000"	SH		Defined	01 		"50,000"
105SECURITY CAP GROUP INC	CL B	81413p204	461	"36,911"	SH		Sole			"36,911"
106SECURITY CAPITAL GROUP	COM	81413p105	"3,612"	"5,826"	SH		Sole			"5,826"
107SEC CAP US REALTYCOM814136206	"6,029"	"428,733"	SH		Sole			"428,733"
108SHEFFIELD PHARMACEUTICALS INC	COM	82123D309	60	"12,000"	SH		Sole"12,000"
109SOMERA COMMUNICATIONS	COM	834458101	254	"20,400"	SH		Defined	01"20,400"
110SPEIZMAN INDS, INC"	COM	847805108	645	"135,850"	SH		Sole			"135,850"
111SPSS, INC"	COM	78462k102	555	"22,000"	SH		Sole			"22,000"
112STANCORP FIN'L GROUPCOM852891100	"1,007"	"40,000"	SH		Sole			"40,000"
113SUPERIOR FINANCIAL	COM	868159104	528	"47,500"	SH		Sole			"47,500"
114SYKES ENTERPRISES	COM	871237103	877	"20,000"	SH		Defined	01 		"20,000"
115SYNAPTIC PHARMACEUTICAL CORP	COM	87156R109	198	"29,375"	SH		Sole	"29,375
116TEVA PHARM INDUSCOM881624209	"8,833"	"123,211"	SH		Sole			"123,211"
117				"5,305"	"74,000"	SH		Defined	01 		"74,000"
118TEXAS INSTRUMENTS	COM	882508104	"6,465"	"66,907"	SH		Defined	01"66,907"
119THERMEDICS, INC"	COM	883901100	122	"22,500"	SH		Sole			"22,500"
120THERMO CARDIOSYS INC"	COM	88355K200	"1,826"	"278,299"	SH	Sole			"278,299
121				"1,764"	"268,836"	SH		Defined	01 		"268,836"
122THERMO ELECTRON CORP	COM	883556102	"4,863"	"324,174"	SH		Sole			"324,174"
123				"1,318"	"87,875"	SH		Defined	01 		"87,875"
124THERMO FIBERGEN	RT	88355U117	252	"288,500"	SH		Sole			"288,500"
125				63	"72,000"	SH		Defined	01 		"72,000"
126THERMO FIBERGEN, INC"	COM	88355U109	"3,607"	"296,000"	SH		Sole	"296,000
127				877	"72,000"	SH		Defined	01 		"72,000"
128THERMO FIBERTEK, INC"	COM	88355W105	798	"111,937"	SH		Sole			"111,937"
129THERMO INSTRUMENT SYS, INC"	COM	883559106	391	"35,156"	SH		Sole	"35,156"
130THERMOLASE CORP	COM	883624108	130	"67,346"	SH		Defined	01 		"67,346"
131THERMOQUEST CORP	COM	883655102	320	"31,000"	SH		Sole			"31,000"
132				464	"45,000"	SH		Defined	01 		"45,000"
133THERMORETEC	COM	883656100	"7,167"	"1,081,882"	SH		Sole			"1,081,882"
134THERMOTREX CORP	COM	883666109	366	"46,440"	SH		Sole			"46,440"
135TOPPS INC	COM	890786106	207	"20,000"	SH		Sole			"20,000"
136				"2,075"	"200,000"	SH		Defined	01 		"200,000"
137TREX MEDICAL CORP	COM	89531R101	174	"62,000"	SH		Sole			"62,000"
138TTI TEAM TELECOM	COM	M88258104	"1,573"	"86,800"	SH		Sole			"86,800"
139 			"1,532"	"84,500"	SH		Defined	01 		"84,500"
140TUT SYS INC	COM	901103101	536	"10,000"	SH		Defined	01 		"10,000"
141UNITED FIRE&CASUALTYCOCOM	910331107	305	"13,500"	SH		Defined	01"13,500"
142VENTANA MEDICAL SYSCOM	92276H106	"1,592""64,000"	SHDefined01 		"64,000"
143VERAMARK TECHNOLOGIES, INC"	COM	923351100	429	"35,000"	SH		Sole			"35,000
144VERSUS TECH"	COM	925313108	416	"3,470,000"	SH		Sole			"3,470,000"
145WEBSTER FIN'L COM	947890109	"1,131"	"48,000"	SH		Defined	01 		"48,000"
146WESTERN WATER CO	COM	959881103	367	"309,400"	SH		Sole			"309,400"
147WHOLE FOODS MKT, INC"	COM	966837106	"7,114"	"153,400"	SH		Sole			"153,400"
148				"1,813"	"39,100"	SH		Defined	01 		"39,100"
149WILMAR	COM	971426101	"8,540"	"491,500"	SH		Defined	01 		"491,500"
150ZANY BRAINY	COM	98906Q101	857	"83,600"	SH		Defined	01 		"83,600"
151ZEBRA TECH CL A 	989207105	"1,170"	"20,000"	SH		Defined	01 		"20,000"
152ZIONS BANCORP	COM	989701107	965	"16,312"	SH		Sole			"16,312"
				"499,362"

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 152

Form 13F Information Table Value Total: $499,362 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
01    Unknown                   Pegasus Associates, Inc.